AUTOMATIC COMMON EXCHANGE SECURITY TRUST II




Semiannual Report
June 30, 1998






                                        Administrator, Custodian, Transfer Agent
Trustees                                and Paying Agent
Donald J. Puglisi, Managing Trustee     The Bank of New York
William R. Latham III                   101 Barclay Street
James B. O'Neill                        New York, New York 10286

                                    CONTENTS

--------------------------------------------------------------------------------


FINANCIAL STATEMENTS (UNAUDITED)

   Statement of assets and liabilities                                        1

   Schedule of investments                                                    2

   Statement of operations                                                    3

   Statements of changes in net assets                                        4

   Notes to financial statements                                            5-7

   Financial highlights                                                       8

--------------------------------------------------------------------------------


AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

Statement of Assets and Liabilities
June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------
ASSETS
     Investments, at value (amortized cost $217,550,061) (Notes 2, 4, and 8)
           $ 245,013,598
     Cash
                  65,781
     Prepaid expenses
                 143,310
     Deferred organization costs, net of accumuluated amortization of $3,640
                   6,360

           -------------

              Total Assets
           $ 245,229,049

           =============

LIABILITIES
     Unearned expense reimbursement
                 213,670

           -------------

              Net Assets
           $ 245,015,379

           =============

COMPOSITION OF NET ASSETS
     $1.55 Trust Automatic Common Exchange Securities ("TRACES TM/SM"),
       no par value; 9,934,235 shares issued and outstanding (Note 9)
           $ 217,551,842
     Unrealized appreciation of investments
              27,463,537

           -------------

              Net Assets
           $ 245,015,379

           =============

              Net Asset Value per TRACES
           $       24.66

           =============









See Notes to Financial Statements.


AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

Schedule of Investments
June 30, 1998
(Unaudited)

                                                     Par        Maturity
   Market           Amortized
Securities Description                              Value         Date
   Value              Cost
--------------------------------------------------------------------------------
--------------------------------

UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips                    $   3,855,000   8/15/98      $
  3,830,675        $   3,826,230
United States Treasury Strips                        3,855,000  11/15/98
  3,779,943            3,768,143
United States Treasury Strips                        3,855,000  02/15/99
  3,727,515            3,709,814
United States Treasury Strips                        3,855,000  05/15/99
  3,677,747            3,652,307
United States Treasury Strips                        3,855,000  08/15/99
  3,626,668            3,594,558
United States Treasury Strips                        3,855,000  11/15/99
  3,579,098            3,537,957
United States Treasury Strips                        3,855,000  02/15/00
  3,528,135            3,478,256
United States Treasury Strips                        3,855,000  05/15/00
  3,482,299            3,425,767
                                                 =============
-------------        -------------
                                                 $  30,840,000
 29,232,080           28,993,032
                                                 =============

FORWARD PURCHASE
CONTRACT:
Republic Industries, Inc. Common
     Stock Forward Purchase Agreements                          05/15/00
215,781,518          188,557,029

-------------        -------------

              Total                                                           $
245,013,598        $ 217,550,061

=============        =============




See Notes to Financial Statements.


AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998
(Unaudited)


--------------------------------------------------------------------------------

INTEREST INCOME
                 $   981,313

EXPENSES:
     Administrative fees and expenses                                         $
   16,806
     Accounting fees
    7,445
     Insurance expense
   15,973
     Trustees' fees (Note 5)
    6,050
     Other expenses
      504
     Amortization of deferred organization costs
    1,681

-----------

          Total fees and expenses
   48,459

EXPENSE REIMBURSEMENT (Note 7)
  (48,459)

-----------

          Total expenses - net
                       ---

                 -----------

          Net Investment Income
                     981,313

          Increase in unrealized appreciation  of investments
                   7,720,721

                 -----------

          Net increase in net assets resulting from operations
                 $ 8,702,034

                 ===========






See Notes to Financial Statements.

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II
STATEMENT OF CHANGES IN NET ASSETS
For the Six  Months  Ended  June  30,  1998 and the  Period  from  June 4,  1997
(commencement of operations) to December 31, 1997 (Unaudited)

                                                                          Six
Months Ended      Period Ended
                                                                           June
30, 1998        Dec. 31, 1997
--------------------------------------------------------------------------------
-------------------------------

OPERATIONS
     Net investment income                                                $
  981,313       $     1,352,210
     Unrealized appreciation of investments
7,720,721            19,742,816

---------------       ---------------
              Net increase in net assets
                 from operations
8,702,034            21,095,026

---------------       ---------------

DISTRIBUTIONS
     Net investment income
 (981,313)           (1,352,210)
     Return of capital
(6,727,654)           (5,543,143)

---------------       ---------------
              Net decrease in net assets from distributions
(7,708,967)           (6,895,353)

---------------       ---------------

INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS
     Gross proceeds from the sale of  9,934,231 TRACES
                    237,179,765
     Less:
          Selling commissions and offering expenses
                     (7,357,226)

---------------       ---------------
              Net increase in net assets from capital
                 share transactions
        0           229,822,539

---------------       ---------------

              Total increase in net assets for the period
  993,067           244,022,212

              Net assets, beginning of period
244,022,312                   100

---------------       ---------------

              Net assets, end of period                                   $
245,015,379       $   244,022,312

===============       ===============




See Notes to Financial Statements.

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


NOTE 1. ORGANIZATION
Automatic Common Exchange Security Trust II ("Trust") was established on February 21, 1997 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In June 1997, the Trust sold $1.55 Trust Automatic Common Exchange Securities ("TRACES TM/SM") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Republic Industries, Inc. ("Republic"), a New York corporation, with certain existing shareholders of Republic ("Sellers"). Each TRACES represents between 0.8333 shares and 1 share of Republic Common Stock. The Republic common stock, or its cash equivalent, is deliverable pursuant to the contract on May 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2.  SIGNIFICANT  ACCOUNTING  POLICIES
The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments

     The U.S. Treasury Strips are valued at the mean of the bid and ask prices at the close of the period. Amortized cost is calculated on a basis using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

   Investment Transactions

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

   Organization Expenses

     Organization expenses of $10,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of the Trust.

NOTE 3. DISTRIBUTIONS
TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.5519 per annum or $0.388 per quarter (except for the first distribution on August 15, 1997 which was $0.3061), payable quarterly commencing August 15, 1997.

NOTE 4.  PURCHASES AND SALES OF INVESTMENTS
Maturities of U.S. Treasury Strips for the six months ended June 30, 1998 and the period ended December 31, 1997 totaled $7,710,000 and $6,896,000, respectively. There were no sales of investments during either period. Purchase of the forward purchase contract and the U.S. Treasury Strips during the period ended December 31,1997 totaled $188,761,609 and $41,265,510, respectively. Note
5. Trustees Fees Each of the three Trustees were paid a one-time, up front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of June 30, 1998, the Trust had expensed $13,103 of such fees.

NOTE 6.  INCOME TAXES
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1998 net unrealized appreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $27,463,537, consisting of gross unrealized appreciation of $27,463,537 and gross unrealized depreciation of $0. The amortized cost of investment securities for Federal income tax purposes was $217,550,061 at June 30, 1998.

NOTE 7.  EXPENSES

The  estimated  expenses  to be  incurred  by the Trust in  connection  with its ongoing operations is $100,000 annually. Of this amount, $325,945 was paid to the Administrator by Goldman, Sachs, & Co. ("Goldman Sachs"). At June 30, 1998, $261,945 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed. Expenses incurred in excess of these estimated amounts will be paid by Goldman Sachs.

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NOTE 8.  FORWARD PURCHASE CONTRACT
On June 4, 1997, the Trust entered into a forward purchase contract with certain existing stockholders of Republic (the "Sellers") and paid to the Sellers $188,761,609 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a specified number of shares of Republic common stock on May 15, 2000 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their TRACES for between
0.8333 and 1.00 shares of Republic common stock. See the Trust's original prospectus dated May 29, 1997 for the formula upon which such exchange will be determined. Offering expenses related to the Trust of $204,580 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward purchase contract.

The forward purchase contract held by the Trust at June 30, 1998 is as follows:

                                       Exchange           Cost of
Contract          Unrealized
                                         Date             Contract
Value          Appreciation
                                     --------------   ---------------
---------------    ---------------
Republic Industries, Inc.
Common Stock Forward
       Purchase Agreements              05/15/00      $   188,557,029     $
215,781,518    $    27,224,489
                                                      ===============
===============    ===============

The Sellers' obligations under the forward purchase contracts are collateralized by shares of Republic Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1998, the Custodian held 9,934,235 shares with an aggregate market value of $248,976,765.

NOTE 9.  CAPITAL SHARE TRANSACTIONS
On May 27, 1997, one TRACES was sold to one of the underwriters of the Trust for $100. As a result of a stock split effected immediately prior to the public offering of the TRACES, this TRACES was converted into four TRACES. During the offering period, the Trust sold 9,934,231 TRACES to the public and received net proceeds of $229,822,539 ($237,179,765 net of sales commission and offering expenses of $7,357,226). As of June 30, 1998, there were 9,934,235 TRACES issued and outstanding with an aggregate cost, net of sales commission, offering expenses and return of capital, of $217,551,842.

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total investment return for a period of less than one year is not annualized.

             June 4, 1997

            (Commencement
                                                                    Six Months
            of Operations)
                                                                       Ended
            to December 31,
                                                                   June 30,
1998                 1997

----------------------------------------
PER SHARE OPERATING PERFORMANCE (FOR A TRACES
OUTSTANDING THROUGHOUT THE PERIOD)
Investment income                                                  $
0.10            $          0.14
Expenses
0.00                       0.00

-------------            ---------------
Investment income - net
0.10                       0.14
Adjustments to capital (offering expenses)
0.00                      (0.02)
Distributions from income
(0.10)                     (0.14)
Return of capital
(0.68)                     (0.56)
Unrealized gain on investments
0.78                       1.99

-------------            ---------------
Net increase in net asset value
0.10                       1.41

Beginning net asset value
24.56                      23.15

-------------            ---------------
Ending net asset value                                             $
24.66            $         24.56

=============            ===============
Ending market value                                                $
24.00            $         23.50

=============            ===============

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE
5.43%                      1.17%

RATIOS/SUPPLEMENTAL DATA Ratio of expenses to average net assets:
     Before reimbursement (1)
0.04%                      0.05%
     After reimbursement (1)
0.00%                      0.00%
Ratio of net investment income to average net assets:
     Before reimbursement (1)
0.77%                      0.92%
     After reimbursement (1)
0.81%                      0.97%
Net assets, end of period (in thousands)                           $
245,015            $       244,022
  (1) Annualized